Financing (Additional Information) (Q2) (Details) - USD ($)	Jun. 28, 2024	Dec. 31, 2023	Sep. 29, 2023
Debt Instrument [Line Items]
Debt discounts, premiums and debt issuance costs	$ 21,000,000	$ 24,000,000
Senior notes
Debt Instrument [Line Items]
Debt discounts, premiums and debt issuance costs			$ 24,000,000
Five-Year Facility | Revolving credit facility | Line of Credit
Debt Instrument [Line Items]
Outstanding under Credit Facility	0	0
Five-Year Facility | Revolving credit facility | Commercial paper
Debt Instrument [Line Items]
Outstanding under Credit Facility	$ 0	$ 0